Equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Shareholders Equity Abstract
Equity

27.  EQUITY

27.1.Equity attributable to the owners of Enel Chile

27.1.1. Subscribed and paid capital and number of shares

The issued capital of Enel Chile for the years ended December 31, 2022 and 2021, is ThCh$3,882,103,470 divided into 69,166,557,220 authorized, subscribed, and paid shares. All shares issued by the Company are subscribed and paid. Enel Chile’s common stock is traded on the Santiago Stock Exchange (Bolsa de Comercio de Santiago de Chile), the Chilean Electronic Stock Exchange (Bolsa Electrónica de Chile), and the New York Stock Exchange (NYSE).

27.2 Dividends

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount ThCh$	CLP per Share	Charged to Fiscal
6	Provisional	11-29-2018	01-25-2019	31,288,371	0.45236	2018
7	Definitive	04-29-2019	05-17-2019	185,737,592	2.68537	2018
8	Provisional	11-26-2019	01-31-2020	30,933,437	0.44723	2019
9	Definitive	04-29-2020	05-27-2020	146,758,726	2.12182	2019
9	Eventual	04-29-2020	05-27-2020	114,883,119	1.66096	(1)
10	Eventual	04-28-2021	05-28-2021	212,853,281	3.07740	(2)
11	Provisional	11-26-2021	01-28-2022	7,260,512	0.10497	2021
12	Definitive	04-27-2022	05-27-2022	18,285,678	0.26437	2021
13	Provisional	11-25-2022	01-27-2023	22,416,356	0.32409	2022
(1)	On April 29, 2020, the distribution of the obligatory minimum dividend (final dividend No. 9) was agreed upon, with charge to the profit for 2019. Additionally, and to offset the resulting impairment of the subsidiary Enel Generación Chile in 2019 (see Note 16.c.iv, Development during 2019), the distribution of a provisional dividend was approved with charge to the retained earnings for previous years.
(2)	At the Ordinary Shareholders’ Meeting held on April 28, 2021, the shareholders agreed to distribute a dividend with a debit against retained earnings from prior years to offset the impairment losses recognized by the subsidiary Enel Generación in 2020 (see Note 16.c.iv, Development during 2020).

27.3 Foreign currency translation reserves

The detail by company of the translation differences attributable to owners of the Group of the consolidated statement of financial position as of December 31, 2022, 2021, and 2020, is as follows:

	For the years ended December 31,
	12-31-2022	12-31-2021	12-31-2020
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	(4,083,680)	(7,729,810)	(7,746,933)
GNL Chile S.A.	1,459,238	1,598,641	907,869
Grupo Enel Green Power Chile	299,328,951	285,686,490	110,921,404
Enel X AMPCI Ebus Chile SpA	—	246,142	(432,247)
TOTAL	296,704,509	279,801,463	103,650,093

27.4 Restrictions on subsidiaries transferring funds to the parent

Our subsidiary Enel Generación Chile must comply with certain financial ratios or covenants, which require a minimum level of equity or contain other characteristics that restrict the transfer of assets to the Parent Company. As of December 31, 2022 and 2021, the Company’s interest in the net restricted assets of Enel Generación Chile was ThCh$712,519,037.

27.5 Other reserves

Other reserves for the years ended December 31, 2022, 2021 and 2020, are as follows:

	01-01-2022	2022 Changes	12-31-2022
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	279,801,463	16,903,046	296,704,509
Cash flow hedges	(391,523,134)	98,354,257	(293,168,877)
Financial assets at fair value through other comprehensive income	1,804	(2)	1,802
Other miscellaneous reserves	(2,275,701,545)	12,828,719	(2,262,872,826)
TOTAL	(2,387,421,412)	128,086,020	(2,259,335,392)

	01-01-2021	2021 Changes	12-31-2021
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	103,650,093	176,151,370	279,801,463
Cash flow hedges	(102,946,095)	(288,577,039)	(391,523,134)
Financial assets at fair value through other comprehensive income	1,783	21	1,804
Other miscellaneous reserves	(2,278,331,266)	2,629,721	(2,275,701,545)
TOTAL	(2,277,625,485)	(109,795,927)	(2,387,421,412)

	01-01-2020	2020 Changes	12-31-2020
Detail of other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	166,116,569	(62,466,476)	103,650,093
Cash flow hedges	(291,006,520)	188,060,425	(102,946,095)
Financial assets at fair value through other comprehensive income	8,384	(6,601)	1,783
Other miscellaneous reserves	(2,280,627,568)	2,296,302	(2,278,331,266)
TOTAL	(2,405,509,135)	127,883,650	(2,277,625,485)
a)	Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.9).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5 and 3.h).
c)	Other miscellaneous reserves:

The main items and their effects are the following:

	For the years ended
	2022	2021	2020
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Company restructuring reserve ("Division") (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	(910,437,224)
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation (vi)	18,688,009	13,222,164	11,216,652
Other miscellaneous reserves (vii)	15,007,926	7,645,052	7,020,843
TOTAL	(2,262,872,826)	(2,275,701,545)	(2,278,331,266)
i)	Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, whereby the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related business in Chile.
ii)	Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the CMF, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS, i.e., January 1, 2004, through December 31, 2008.
iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.
iv)	“Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile completed in March 2018.
v)	“Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América S.A. and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América S.A. equity that was incorporated under share capital in the equity distributable to the owners of Enel Chile, as a result of the merger.
vi)	Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
vii)	Other miscellaneous reserves: This reserve derives from transactions performed in prior years.

27.6 Non-controlling Interests

The detail of non-controlling interests as of December 31, 2022, 2021 and 2020, is as follows:

		Non-controlling Interests
		Equity		Profit (Loss)
	12-31-2022	12-31-2022	12-31-2021	2022	2021	2020
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,227,952	6,178,079	201,180	151,538	749,261
Enel Transmisión Chile S.A. (1)	0.91%	—	1,585,517	441,203	291,934	—
Enel Generación Chile S.A.	6.45%	133,643,846	96,773,030	38,554,346	7,480,423	(10,006,037)
Empresa Eléctrica Pehuenche S.A.	7.35%	12,839,546	10,695,281	13,741,749	7,717,216	6,403,829
Sociedad AgrÍcola de Cameros Ltda.	42.50%	2,305,275	2,120,237	194,687	52,068	230,557
Geotermica del Norte S.A.	15.41%	64,351,911	64,539,697	(1,408,970)	(760,576)	645,440
Empresa Nacional de Geotermia S.A. (2)	0.00%	—	—	—	(5,089)	(515,293)
Parque Eólico Talinay Oriente S.A.	39.09%	72,215,503	66,070,754	5,155,807	609,150	945,454
Others		154,375	661,950	21,529	19,501	20,267
TOTAL		291,738,408	248,624,545	56,901,531	15,556,165	(1,526,522)

(1)See Note 2.4.1.v and 33.

(2)See Note 2.4.1.iii.